Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 369,140,098	$ 420,876,924
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	29,681,280	0
Allowance For Loan Losses	$ 8,275,133	$ 8,357,496
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,144,934	3,144,934
Common Stock Shares Outstanding	2,944,001	2,944,001
Treasury Stock Shares Held	200,933	200,933